Net sales (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Analysis of Revenue from Continuing Operations

The following is an analysis of the Company’s net sales for the year:

	December 31, 2020	December 31, 2019	December 31, 2018
Gross revenue from sales of products and services	24,040,536	23,703,245	19,609,252
Construction revenue	885,630	813,341	415,753
Indirect taxes and deductions	(4,488,331)	(3,905,177)	(3,190,237)
Net sales	20,437,835	20,611,409	16,834,768

Revenue Disaggregated by Products and Service Lines and Timing of Revenue Recognition

In the following table, revenue is disaggregated by products and service lines and timing of revenue recognition:

	December 31, 2020	December 31, 2019	December 31, 2018
At a point in time
Natural gas distribution	7,372,957	8,636,221	6,363,617
Electricity trading	775,479	—	—
Lubricants and base oil	4,283,704	3,916,504	3,414,536
Other	59,923	64,682	60,641
	12,492,063	12,617,407	9,838,794
Over time
Railroad transportation services	6,680,307	6,548,109	5,715,450
Port elevation	285,852	351,563	303,800
Construction revenue	885,630	813,341	415,753
Services rendered	131,871	317,960	601,098
	7,983,660	8,030,973	7,036,101
Elimination	(37,888)	(36,971)	(40,127)
Total	20,437,835	20,611,409	16,834,768